CONDENSED INTERIM STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Warrants [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2022	$ 27,100	$ 338,976	$ 1,408	$ 14,765	$ (1,416)	$ (329,992)	$ 50,841
CHANGES FOR THE PERIOD:
Employee stock options expired	0	69	0	(69)	0	0	0
Share-based compensation	0	0	0	920	0	0	920
Comprehensive loss for the period	0	0	0	0	0	(30,707)	(30,707)
BALANCE at Jun. 30, 2023	27,100	339,045	1,408	15,616	(1,416)	(360,699)	21,054
BALANCE at Dec. 31, 2023	31,355	355,482	1,408	17,000	(1,416)	(390,606)	13,223
CHANGES FOR THE PERIOD:
Issuance of share capital and warrants, net	3,056	(3,056)	0	0	0	0	0
Employee stock options forfeiture				(66)			(66)
Share-based compensation	0	0	0	1,036	0	0	1,036
Comprehensive loss for the period	0	0	0	0	0	(212)	(212)
BALANCE at Jun. 30, 2024	$ 34,411	$ 352,426	$ 1,408	$ 17,970	$ (1,416)	$ (390,818)	$ 13,981